Directors' and prescribed officers' remuneration - Non-executive director fees (Details) - ZAR (R) R in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Total	R 182,184	R 199,837	R 199,150
Non-executive directors
Disclosure of transactions between related parties [line items]
Directors fees	17,019
Committee fees	8,599
Expense allowance	3,399
Total	29,017	25,050	23,733
Timothy Cumming
Disclosure of transactions between related parties [line items]
Directors fees	1,186
Committee fees	1,118
Expense allowance	231
Total	2,535	2,212	2,229
Savannah Danson
Disclosure of transactions between related parties [line items]
Directors fees	1,186
Committee fees	938
Expense allowance	105
Total	2,229	1,901	2,062
Harry Kenyon-Slaney
Disclosure of transactions between related parties [line items]
Directors fees	1,364
Committee fees	1,219
Expense allowance	788
Total	3,371	2,542	2,369
Richard Menell
Disclosure of transactions between related parties [line items]
Directors fees	2,407
Committee fees	484
Expense allowance	719
Total	3,610	2,735	2,719
Nkosemntu Nika
Disclosure of transactions between related parties [line items]
Directors fees	1,186
Committee fees	725
Expense allowance	16
Total	1,927	1,843	1,742
Keith Rayner
Disclosure of transactions between related parties [line items]
Directors fees	1,186
Committee fees	1,357
Expense allowance	112
Total	2,655	2,296	2,385
Susan van der Merwe
Disclosure of transactions between related parties [line items]
Directors fees	1,186
Committee fees	725
Expense allowance	126
Total	2,037	1,830	1,742
Jeremiah Vilakazi
Disclosure of transactions between related parties [line items]
Directors fees	1,186
Committee fees	689
Expense allowance	119
Total	1,994	1,662	1,795
Vincent Maphai
Disclosure of transactions between related parties [line items]
Directors fees	3,582
Committee fees	0
Expense allowance	132
Total	3,714	3,405	3,265
Elaine Dorward-King
Disclosure of transactions between related parties [line items]
Directors fees	1,364
Committee fees	531
Expense allowance	904
Total	2,799	2,803	1,618
Sindiswa Zilwa
Disclosure of transactions between related parties [line items]
Directors fees	1,186
Committee fees	813
Expense allowance	147
Total	R 2,146	R 1,821	R 1,807